Effect of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2025
Effect Of Fluctuations In Foreign Currency Exchange Rates
Effect of fluctuations in foreign currency exchange rates	Effect of fluctuations in foreign currency exchange rates
(a)Reserves for foreign currency exchange differences:
As of December 31, 2025, 2024 and 2023, are detailed as follows:

Details	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	—	—	(9)
Proinsa Ltda.	—	—	(10)
Comercial Agrorama Ltda.	188	192	188
Isapre Norte Grande Ltda.	(169)	(239)	(147)
Almacenes y Depósitos Ltda.	—	—	662
Sacal S.A.	—	—	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	—	—	(41)
Agrorama S.A.	869	814	730
SQM Vitas Fzco	—	(1,714)	(1,164)
Ajay Europe	(422)	(2,152)	(1,529)
SQM Oceanía Pty Ltd.	(579)	(579)	(579)
SQM Indonesia S.A.	—	(124)	(124)
Azure Minerals	8,915	(33,080)	—
SQM Holland B.V.	—	—	99
SQM Thailand Limited	—	—	(68)
SQM Europe	—	—	(1,983)
SQM Australia Pty Ltd.	(1,392)	(1,265)	(1,643)
Pavoni & C. Spa	—	—	(224)
Pirra Lithium Pty Ltd.	—	(135)	—
Sichuan Dixin New Energy Co. Ltd	2,222	(714)	—
SQM Colombia S.A.S.	—	—	(80)
SAS Adionics	1,144	—	—
Others	44	(32)	—
Total	11,824	(38,024)	(4,921)
(b)Functional and presentation currency
The functional currency of these companies corresponds to the currency of the country of origin of each entity, and its presentation currency is the dollar.
(c)Reasons to use one presentation currency and a different functional currency
–A relevant portion of the revenues of these subsidiaries are associated with the local currency.
–The cost structure of these companies is affected by the local currency.